Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Results of operations from producing activities	¥ 115,138	¥ 47,975	¥ 7,692
Mainland China [member]
Revenue
Results of operations from producing activities	109,053	42,373	2,432
Other countries [member]
Revenue
Results of operations from producing activities	6,085	5,602	5,260
Consolidated entities [member]
Revenue
Sales to third parties	104,026	78,918	65,707
Inter-segment sales	386,282	310,418	247,989
Revenue		389,336	313,696
Production costs excluding taxes	(128,740)	(120,012)	(118,210)
Exploration expenses	(18,726)	(23,884)	(18,576)
Depreciation, depletion and amortization	(153,386)	(154,139)	(142,241)
Taxes other than income taxes	(36,402)	(24,158)	(19,189)
Accretion expense	(5,678)	(5,453)	(5,126)
Income taxes	(36,105)	(15,765)	(3,311)
Results of operations from producing activities	111,271	45,925	7,043
Consolidated entities [member] | Mainland China [member]
Revenue
Sales to third parties	46,051	39,588	32,674
Inter-segment sales	381,740	305,336	245,091
Revenue		344,924	277,765
Production costs excluding taxes	(118,979)	(112,182)	(110,977)
Exploration expenses	(17,767)	(16,732)	(17,952)
Depreciation, depletion and amortization	(120,378)	(135,703)	(123,268)
Taxes other than income taxes	(30,140)	(20,624)	(16,056)
Accretion expense	(5,483)	(5,212)	(4,930)
Income taxes	(25,991)	(12,098)	(2,150)
Results of operations from producing activities	109,053	42,373	2,432
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	57,975	39,330	33,033
Inter-segment sales	4,542	5,082	2,898
Revenue		44,412	35,931
Production costs excluding taxes	(9,761)	(7,830)	(7,233)
Exploration expenses	(959)	(7,152)	(624)
Depreciation, depletion and amortization	(33,008)	(18,436)	(18,973)
Taxes other than income taxes	(6,262)	(3,534)	(3,133)
Accretion expense	(195)	(241)	(196)
Income taxes	(10,114)	(3,667)	(1,161)
Results of operations from producing activities	2,218	3,552	4,611
Equity method investments [member]
Revenue
Results of operations from producing activities	3,867	2,050	649
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ 3,867	¥ 2,050	¥ 649